UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Emerging Markets ex-China ETF

Ticker: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$42	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,440,826	42	$176,978	55.71%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	22.2%
Other Countries	2.1%
Canada	0.8%
Greece	0.9%
Kazakhstan	0.9%
Chile	1.1%
Argentina	1.1%
United Arab Emirates	1.7%
Mexico	2.5%
South Africa	2.8%
Saudi Arabia	2.8%
South Korea	25.5%
Taiwan	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	16.6%
Taiwan Semiconductor Manufacturing	9.7%
Samsung Electronics	6.9%
Taiwan Semiconductor Manufacturing ADR	6.5%
SK hynix	5.7%
Global X Brazil Active ETFFootnote Reference**	5.6%
MediaTek	5.5%
Hon Hai Precision Industry	3.2%
Delta Electronics	3.2%
Shinhan Financial Group	2.7%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emm/

GX-SA-EMM-2026

Global X Funds

Global X Emerging Markets Great Consumer ETF

Ticker: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$40	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,823,239	70	$240,889	22.45%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.3%
Other Countries	4.0%
Mexico	1.3%
Canada	1.4%
United Arab Emirates	1.6%
South Africa	1.8%
Chile	1.9%
Hong Kong	2.2%
Saudi Arabia	2.5%
Brazil	4.4%
India	13.1%
China	16.3%
South Korea	21.3%
Taiwan	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics GDR	10.7%
Taiwan Semiconductor Manufacturing	6.2%
Taiwan Semiconductor Manufacturing ADR	6.1%
SK hynix	5.6%
MediaTek	5.4%
Tencent Holdings	3.4%
Delta Electronics	3.2%
Alibaba Group Holding	3.0%
Xiaomi, Cl B	2.4%
ICICI Bank ADR	2.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emc/

GX-SA-EMC-2026

Global X Funds

Global X Emerging Markets Bond ETF

Ticker: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$256,477,777	224	$539,535	17.75%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.8%
U.S. Treasury Obligations	3.8%
Other Countries	37.3%
Turkey	2.8%
Hungary	2.9%
Romania	3.6%
Peru	3.7%
Dominican Republic	4.1%
Argentina	4.3%
Colombia	4.3%
South Africa	4.8%
Brazil	6.3%
Chile	7.0%
Mexico	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.63%, 8/31/2027	1.9%
Eskom Holdings, 6.35%, 8/10/2028	1.8%
Brazilian Government International Bond, 6.00%, 10/20/2033	1.6%
Argentine Republic Government International Bond, 4.13%, 7/9/2035	1.6%
Corp Nacional del Cobre de Chile, 5.95%, 1/8/2034	1.5%
Mexico Government International Bond, 5.38%, 3/22/2033	1.3%
Argentine Republic Government International Bond, 5.00%, 1/9/2038	1.3%
Egypt Government International Bond, 5.80%, 9/30/2027	1.1%
Saudi Government International Bond, 5.75%, 1/16/2054	1.1%
Brazilian Government International Bond, 6.63%, 3/15/2035	1.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/embd/

GX-SA-EMBD-2026

Global X Funds

Global X Brazil Active ETF

Ticker: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,365,367	28	$37,955	18.38%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.0%
Information Technology	1.0%
Consumer Staples	3.8%
Consumer Discretionary	5.5%
Industrials	6.7%
Utilities	10.0%
Materials	13.7%
Energy	17.9%
Financials	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro - Petrobras ADR	15.6%
Itau Unibanco Holding ADR	10.6%
NU Holdings, Cl A	9.3%
Vale ADR, Cl B	7.4%
Banco Bradesco ADR	4.8%
Banco BTG Pactual	4.7%
Itausa	4.6%
Axia Energia ADR	4.5%
B3 - Brasil Bolsa Balcao	3.8%
Cia Paranaense de Energia - Copel ADR	3.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/braz/

GX-SA-BRAZ-2026

Global X Funds

Global X India Active ETF

Ticker: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$35	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,768,108	30	$208,238	16.79%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	2.4%
Utilities	3.5%
Health Care	4.3%
Communication Services	5.4%
Consumer Staples	5.8%
Information Technology	7.0%
Materials	8.5%
Energy	9.4%
Industrials	10.5%
Consumer Discretionary	10.8%
Financials	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
HDFC Bank	7.7%
ICICI Bank ADR	7.5%
Reliance Industries GDR	7.3%
Axis Bank	5.7%
Bharti Airtel	5.4%
Larsen & Toubro	4.5%
Apollo Hospitals Enterprise	4.3%
UltraTech Cement	4.1%
Infosys ADR	4.0%
NTPC	3.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ndia/

GX-SA-NDIA-2026

Global X Funds

Global X Investment Grade Corporate Bond ETF

Ticker: GXIG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Global X Investment Grade Corporate Bond ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxig/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Investment Grade Corporate Bond ETF	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$175,265,176	102	$128,187	226.96%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	6.9%
U.S. Treasury Obligations	7.2%
Australia	0.5%
France	0.7%
Brazil	0.8%
Bermuda	0.8%
United Kingdom	1.2%
Canada	3.9%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.13%, 04/30/2033	3.4%
Vanguard Short-Term Corporate Bond ETF	3.4%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.6%
Goldman Sachs Group	2.5%
Morgan Stanley	2.3%
U.S. Treasury Notes, 3.88%, 04/30/2031	2.3%
PNC Financial Services Group	2.0%
Gilead Sciences	1.9%
Global Payments	1.9%
Regal Rexnord	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxig/

GX-SA-GXIG-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Emerging Markets ex-China ETF (ticker: EMM)
Global X Emerging Markets Great Consumer ETF (ticker: EMC)
Global X Emerging Markets Bond ETF (ticker: EMBD)
Global X Brazil Active ETF (ticker: BRAZ)
Global X India Active ETF (ticker: NDIA)
Global X Investment Grade Corporate Bond ETF (ticker: GXIG)

Semi-Annual Financials and Other Information
May 31, 2026

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 75.3%
ARGENTINA — 1.1%
Energy — 1.1%
Vista Energy ADR *	9,178	$681,008

BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	191	323,869

CANADA — 0.8%
Materials — 0.8%
Franco-Nevada	2,305	531,763

CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	12,147	670,985

COLOMBIA — 0.2%
Financials — 0.2%
Grupo Cibest	7,128	147,862

GREECE — 0.9%
Financials — 0.9%
Alpha Bank	126,308	576,318

HUNGARY — 0.5%
Financials — 0.5%
OTP Bank Nyrt	2,200	301,433

KAZAKHSTAN — 0.9%
Energy — 0.5%
NAC Kazatomprom JSC GDR	4,300	310,890

Financials — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	8,948	286,336

TOTAL KAZAKHSTAN		597,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 2.5%
Consumer Staples — 1.0%
Wal-Mart de Mexico	206,900	$625,200

Financials — 0.8%
Grupo Financiero Banorte, Cl O	50,400	525,451

Real Estate — 0.7%
Inmobiliaria Vesta	117,300	411,948

TOTAL MEXICO		1,562,599
POLAND — 0.5%
Consumer Staples — 0.5%
Dino Polska *	37,971	322,908

SAUDI ARABIA — 2.8%
Financials — 2.8%
Al Rajhi Bank	59,483	1,055,686
Saudi National Bank	70,961	745,047

TOTAL SAUDI ARABIA		1,800,733
SOUTH AFRICA — 2.8%
Consumer Staples — 0.6%
Clicks Group	24,494	354,666

Financials — 2.2%
Capitec Bank Holdings	2,174	598,717
FirstRand	140,232	799,910
		1,398,627
TOTAL SOUTH AFRICA		1,753,293
SOUTH KOREA — 25.5%
Communication Services — 1.6%
NAVER	6,341	984,601

Consumer Staples — 2.0%
Samyang Foods	1,590	1,271,367

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.7%
Shinhan Financial Group	27,446	$1,704,675

Industrials — 4.3%
Doosan Enerbility *	9,370	656,584
Hanwha Aerospace	1,879	1,462,553
HD Hyundai Electric	875	611,397
		2,730,534
Information Technology — 14.9%
Samsung Electronics	20,971	4,411,285
Samsung Electronics GDR	268	1,429,780
SK hynix	2,343	3,627,219
		9,468,284
TOTAL SOUTH KOREA		16,159,461
TAIWAN — 33.1%
Financials — 1.4%
Fubon Financial Holding	261,000	916,506

Information Technology — 31.7%
Alchip Technologies	5,000	704,697
ASPEED Technology	1,000	604,938
Delta Electronics	26,000	2,029,337
Hon Hai Precision Industry	221,000	2,038,882
MediaTek	25,500	3,508,484
Quanta Computer	84,000	909,036
Taiwan Semiconductor Manufacturing	82,000	6,164,626
Taiwan Semiconductor Manufacturing ADR	9,895	4,140,563
		20,100,563
TOTAL TAIWAN		21,017,069
TURKEY — 0.4%
Financials — 0.4%
Haci Omer Sabanci Holding	120,866	242,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 1.7%
Energy — 0.7%
ADNOC Drilling PJSC	271,120	$439,951

Industrials — 0.7%
Salik PJSC	302,856	441,151

Real Estate — 0.3%
Aldar Properties PJSC	99,214	210,700

TOTAL UNITED ARAB EMIRATES		1,091,802
TOTAL COMMON STOCK (Cost $34,344,388)		47,780,631

EXCHANGE-TRADED FUNDS — 22.2%
International Equity — 22.2%
Global X Brazil Active ETF (A)	116,050	3,549,134
Global X India Active ETF (A)(B)	398,006	10,547,159
		14,096,293
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,007,434)		14,096,293
TOTAL INVESTMENTS — 97.5% (Cost $49,351,822)		$61,876,924

Percentages are based on Net Assets of $63,440,826.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,645,794	$3,134,837	$—	$47,780,631
Exchange-Traded Funds	14,096,293	—	—	14,096,293
Total Investments in Securities	$58,742,087	$3,134,837	$—	$61,876,924

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Global X Brazil Active ETF
$1,615,078	$3,795,134	$(2,200,407)	$17,152	$322,177	$3,549,134	$51,166	$—
Global X India Active ETF
5,745,263	8,796,284	(2,453,779)	(1,533,252)	(7,357)	10,547,159	25,457	57,770
Totals:
$7,360,341	$12,591,418	$(4,654,186)	$(1,516,100)	$314,820	$14,096,293	$76,623	$57,770

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.3%
ARGENTINA — 0.6%
Energy — 0.6%
Vista Energy ADR *	5,396	$400,383

BRAZIL — 4.4%
Consumer Discretionary — 1.1%
MercadoLibre *	189	320,478
Vivara Participacoes	95,200	411,049
		731,527

Consumer Staples — 0.3%
Raia Drogasil	59,148	218,551

Financials — 2.0%
Itau Unibanco Holding ADR	105,289	829,678
NU Holdings, Cl A *	36,886	484,313
		1,313,991

Industrials — 1.0%
Localiza Rent a Car	49,500	411,211
WEG	28,600	249,350
		660,561
TOTAL BRAZIL		2,924,630
CANADA — 1.4%
Materials — 1.4%
Franco-Nevada	4,086	942,640

CHILE — 1.9%
Materials — 1.9%
Antofagasta PLC	23,111	1,276,624

CHINA — 16.3%
Communication Services — 5.1%
Kuaishou Technology, Cl B	107,000	621,734
NetEase	20,200	500,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Holdings	41,600	$2,267,528
		3,389,532
Consumer Discretionary — 5.4%
Alibaba Group Holding	129,500	1,997,671
BYD, Cl H	48,600	566,155
Meituan, Cl B *	45,000	421,728
PDD Holdings ADR *	4,612	389,437
Trip.com Group *	5,400	254,105
		3,629,096
Financials — 2.5%
China Construction Bank, Cl H	752,400	815,050
China Merchants Bank, Cl H	147,600	887,024
		1,702,074
Industrials — 0.9%
Contemporary Amperex Technology, Cl A	9,100	570,647

Information Technology — 2.4%
Xiaomi, Cl B *	449,400	1,607,826

TOTAL CHINA		10,899,175
COLOMBIA — 0.5%
Financials — 0.5%
Grupo Cibest	15,492	321,363

GREECE — 0.7%
Financials — 0.7%
Alpha Bank	110,116	502,437

HONG KONG — 2.2%
Financials — 2.2%
Futu Holdings ADR	3,232	336,354
Hong Kong Exchanges & Clearing	21,600	1,101,855

TOTAL HONG KONG		1,438,209

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 0.5%
Financials — 0.5%
OTP Bank Nyrt	2,280	$312,394

INDIA — 13.1%
Communication Services — 1.3%
Bharti Airtel	43,149	830,732

Consumer Discretionary — 2.2%
Eicher Motors	9,824	742,177
Eternal *	282,804	745,948
		1,488,125
Energy — 1.3%
Reliance Industries GDR	15,128	845,655

Financials — 4.9%
Axis Bank	74,450	1,008,288
HDFC Bank	116,884	916,063
ICICI Bank ADR	50,730	1,330,648
		3,254,999
Health Care — 1.2%
Apollo Hospitals Enterprise	9,460	814,207

Industrials — 1.0%
InterGlobe Aviation	14,685	680,920

Information Technology — 0.4%
Tata Consultancy Services	11,873	282,315

Real Estate — 0.8%
Prestige Estates Projects	38,661	557,207

TOTAL INDIA		8,754,160
KAZAKHSTAN — 1.0%
Energy — 0.5%
NAC Kazatomprom JSC GDR	4,560	329,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	11,152	$356,864

TOTAL KAZAKHSTAN		686,552
MEXICO — 1.3%
Consumer Staples — 0.9%
Arca Continental	26,800	347,933
Wal-Mart de Mexico	80,700	243,855
		591,788
Financials — 0.4%
Grupo Financiero Banorte, Cl O	26,643	277,769

TOTAL MEXICO		869,557
POLAND — 0.2%
Consumer Staples — 0.2%
Dino Polska *	14,416	122,595

SAUDI ARABIA — 2.5%
Financials — 2.5%
Al Rajhi Bank	55,606	986,878
Saudi National Bank	63,669	668,486

TOTAL SAUDI ARABIA		1,655,364
SOUTH AFRICA — 1.8%
Consumer Staples — 0.3%
Clicks Group	16,103	233,166

Financials — 1.5%
Capitec Bank Holdings	2,453	675,553
FirstRand	55,525	316,726
		992,279
TOTAL SOUTH AFRICA		1,225,445
SOUTH KOREA — 21.3%
Communication Services — 1.1%
NAVER	4,607	715,354

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.1%
Samyang Foods	889	$710,846

Financials — 1.8%
Shinhan Financial Group	20,029	1,244,004

Industrials — 1.0%
Hanwha Aerospace	863	671,731

Information Technology — 16.3%
Samsung Electronics GDR	1,338	7,138,230
SK hynix	2,431	3,763,453
		10,901,683
TOTAL SOUTH KOREA		14,243,618
TAIWAN — 26.5%
Financials — 1.0%
Fubon Financial Holding	187,000	656,653

Information Technology — 25.5%
Alchip Technologies	3,000	422,819
ASPEED Technology	1,000	604,939
Delta Electronics	27,000	2,107,389
Hon Hai Precision Industry	115,000	1,060,957
MediaTek	26,000	3,577,277
Quanta Computer	93,000	1,006,432
Taiwan Semiconductor Manufacturing	55,000	4,134,810
Taiwan Semiconductor Manufacturing ADR	9,823	4,110,434
		17,025,057
TOTAL TAIWAN		17,681,710
TURKEY — 0.5%
Financials — 0.5%
Haci Omer Sabanci Holding (A)	167,257	335,303

UNITED ARAB EMIRATES — 1.6%
Energy — 0.7%
ADNOC Drilling PJSC	289,725	470,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Salik PJSC	254,138	$370,186

Real Estate — 0.4%
Aldar Properties PJSC	121,251	257,500

TOTAL UNITED ARAB EMIRATES		1,097,828
TOTAL COMMON STOCK (Cost $50,347,711)		65,689,987

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.3%
Citadel Securities LLC 3.680%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $211,065 (collateralized by various U.S. Treasury Obligations, ranging in par value $9 - $16,483, 0.000% - 6.125%, 06/09/2026 - 05/15/2056, with a total market value of $214,650)	$211,000	211,000
RBC Dominion Securities, Inc. 3.610%, dated 05/29/2026, to be repurchased on 06/01/2026, repurchase price $14,682 (collateralized by various U.S. Treasury Obligations, ranging in par value $90 - $8,279, 0.000% - 4.625%, 02/15/2034 - 08/15/2046, with a total market value of $14,970)	14,678	14,678
TOTAL REPURCHASE AGREEMENTS (Cost $225,678)		225,678
TOTAL INVESTMENTS — 98.6% (Cost $50,573,389)		$65,915,665

Percentages are based on Net Assets of $66,823,239.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2026. The total market value of securities on loan at May 31, 2026 was $200,472.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026 was $225,678. The total value of non-cash collateral held from securities on loan as of May 31, 2026 was $0.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,601,492	$3,088,495	$—	$65,689,987
Repurchase Agreements	—	225,678	—	225,678
Total Investments in Securities	$62,601,492	$3,314,173	$—	$65,915,665

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 71.3%
Angola — 0.8%
Angolan Government International Bond 8.750%, 04/14/32	$1,800,000	$1,845,062
Angolan Government International Bond MTN 9.875%, 10/15/35	200,000	213,393
		2,058,455
Argentina — 4.3%
Argentine Republic Government International Bond
5.000%, 01/09/38	4,000,000	3,215,200
4.125%, 4.750%, 07/09/27, 07/09/35(A)	5,200,000	4,001,400
4.125%, 4.375%, 07/09/27, 07/09/46(A)	465,909	342,210
3.500%, 4.875%, 07/09/29, 07/09/41(A)	3,900,000	2,790,450
0.750%, 1.750%, 07/09/27, 07/09/30(A)	720,000	627,264
		10,976,524
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	200,000	187,254
Bahrain — 0.5%
Bahrain Government International Bond 6.750%, 09/20/29	800,000	807,815
Bahrain Government International Bond MTN 5.250%, 01/25/33	700,000	645,808
		1,453,623
Benin — 0.1%
Benin Government International Bond 7.960%, 02/13/38	200,000	210,542
Brazil — 5.8%
Brazilian Government International Bond
7.250%, 01/12/56	1,800,000	1,798,200
7.125%, 05/13/54	1,200,000	1,199,400
6.625%, 03/15/35	2,800,000	2,886,800
6.250%, 03/18/31	1,400,000	1,454,600
6.125%, 01/22/32	2,000,000	2,051,000
6.000%, 10/20/33	4,000,000	4,022,000
4.500%, 05/30/29	1,200,000	1,189,800
		14,601,800
Bulgaria — 0.4%
Bulgaria Government International Bond 5.000%, 03/05/37	1,100,000	1,076,260

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Chile — 0.6%
Chile Government International Bond
4.000%, 01/31/52	$700,000	$547,400
3.500%, 01/31/34	200,000	181,600
3.240%, 02/06/28	600,000	588,600
2.550%, 01/27/32	200,000	177,700
		1,495,300
Colombia — 3.9%
Colombia Government International Bond
8.375%, 11/07/54	1,300,000	1,398,150
7.500%, 02/02/34	1,000,000	1,037,500
5.375%, 01/21/29	2,200,000	2,187,900
4.500%, 03/15/29	1,000,000	969,000
3.875%, 04/25/27	600,000	595,368
3.250%, 04/22/32	2,700,000	2,290,950
3.125%, 04/15/31	2,000,000	1,745,000
		10,223,868
Costa Rica — 1.2%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	424,836
6.125%, 02/19/31	2,500,000	2,581,850
		3,006,686
Cote d’Ivoire — 0.4%
Ivory Coast Government International Bond
6.750%, 02/25/41	600,000	573,506
6.125%, 06/15/33	400,000	397,975
		971,481
Dominican Republic — 4.1%
Dominican Republic International Bond
7.150%, 02/24/55	500,000	523,265
7.050%, 02/03/31	2,600,000	2,735,850
6.000%, 07/19/28	1,950,000	1,981,200
5.950%, 01/25/27	300,000	302,193
5.500%, 02/22/29	1,400,000	1,404,914
5.300%, 01/21/41	200,000	177,538
4.875%, 09/23/32	2,100,000	1,995,525
4.500%, 01/30/30	1,400,000	1,348,620
		10,469,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ecuador — 2.1%
Ecuador Government International Bond
9.250%, 01/29/39	$500,000	$514,250
8.750%, 01/29/34	2,000,000	2,027,000
6.900%, 07/31/30	540,000	541,080
6.900%, 07/31/35	1,800,000	1,653,750
5.000%, 5.500%, 07/31/26, 07/31/40(A)	1,000,000	837,500
		5,573,580
Egypt — 2.2%
Egypt Government International Bond
8.875%, 05/29/50	600,000	587,150
7.903%, 02/21/48	800,000	715,100
7.625%, 05/29/32	400,000	409,159
7.500%, 01/31/27	500,000	508,030
5.800%, 09/30/27	2,900,000	2,908,944
Egypt Government International Bond MTN 5.875%, 02/16/31	600,000	584,755
		5,713,138
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	364,412
Ghana — 0.6%
Ghana Government International Bond
6.596%, 07/03/26	40,000	39,813
5.000%, 6.000%, 07/03/28, 07/03/29(A)	831,250	822,262
5.000%, 6.000%, 07/03/28, 07/03/35(A)	500,000	467,442
3.394%, 01/03/30	266,719	239,611
		1,569,128
Guatemala — 0.6%
Guatemala Government Bond 6.050%, 08/06/31	1,400,000	1,449,056
Hungary — 2.8%
Hungary Government International Bond
6.750%, 09/25/52	800,000	861,797
6.250%, 09/22/32	2,200,000	2,333,107
6.125%, 05/22/28	1,000,000	1,025,738
5.500%, 06/16/34	1,500,000	1,519,291
5.500%, 03/26/36	1,200,000	1,201,677
3.125%, 09/21/51	500,000	312,861
		7,254,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 0.1%
Export-Import Bank of India MTN 2.250%, 01/13/31	$200,000	$179,150
Indonesia — 1.7%
Indonesia Government International Bond
5.650%, 01/11/53	1,000,000	980,573
5.250%, 01/15/30	1,100,000	1,120,025
4.550%, 01/11/28	1,000,000	1,004,627
4.350%, 02/21/31	1,400,000	1,377,456
		4,482,681
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	402,423
Kenya — 0.4%
Republic of Kenya Government International Bond
9.750%, 02/16/31	500,000	540,327
8.250%, 02/28/48	200,000	188,490
8.000%, 05/22/32	200,000	203,502
		932,319
Lebanon — 0.3%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	651,888
Mexico — 6.8%
Mexico Government International Bond
6.750%, 02/09/56	1,000,000	980,300
6.400%, 05/07/54	2,700,000	2,524,230
6.350%, 02/09/35	1,800,000	1,833,210
6.125%, 02/09/38	200,000	196,100
6.000%, 05/07/36	2,000,000	1,993,560
5.850%, 07/02/32	200,000	200,890
5.625%, 02/09/34	2,000,000	1,961,680
5.625%, 09/22/35	2,700,000	2,613,600
5.375%, 03/22/33	3,500,000	3,419,500
4.750%, 04/27/32	1,200,000	1,150,800
2.659%, 05/24/31	600,000	530,400
		17,404,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Morocco — 0.9%
Morocco Government International Bond
6.500%, 09/08/33	$600,000	$638,391
5.950%, 03/08/28	600,000	612,445
4.000%, 12/15/50	200,000	141,205
3.000%, 12/15/32	1,200,000	1,047,207
		2,439,248
Nigeria — 2.3%
Nigeria Government International Bond
8.747%, 01/21/31	2,000,000	2,177,272
7.696%, 02/23/38	1,400,000	1,448,849
7.143%, 02/23/30	800,000	825,428
Nigeria Government International Bond MTN
8.375%, 03/24/29	750,000	797,471
7.625%, 11/28/47	800,000	795,674
		6,044,694
Oman — 1.9%
Oman Government International Bond
6.250%, 01/25/31	800,000	847,507
5.625%, 01/17/28	2,100,000	2,128,968
5.375%, 03/08/27	500,000	503,015
4.750%, 06/15/26	700,000	700,000
Oman Government International Bond MTN 6.000%, 08/01/29	700,000	725,915
		4,905,405
Pakistan — 0.3%
Pakistan Government International Bond MTN 7.375%, 04/08/31	900,000	885,199
Panama — 2.3%
Panama Government International Bond
6.700%, 01/26/36	200,000	216,000
6.400%, 02/14/35	1,700,000	1,800,895
5.662%, 02/23/38	200,000	199,800
5.227%, 02/23/34	250,000	247,375
4.500%, 04/01/56	400,000	310,400
3.875%, 03/17/28	800,000	788,000
3.870%, 07/23/60	600,000	409,380
2.252%, 09/29/32	2,000,000	1,682,000
		5,653,850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Paraguay — 0.4%
Paraguay Government International Bond
6.650%, 03/04/55	$500,000	$528,750
4.950%, 04/28/31	400,000	401,676
		930,426
Peru — 2.5%
Peruvian Government International Bond
8.750%, 11/21/33	1,900,000	2,313,820
5.875%, 08/08/54	1,600,000	1,558,720
5.500%, 03/30/36	900,000	909,675
5.375%, 02/08/35	1,000,000	1,009,000
2.783%, 01/23/31	700,000	645,050
		6,436,265
Philippines — 2.0%
Philippine Government International Bond
6.375%, 10/23/34	1,900,000	2,050,135
5.500%, 01/17/48	1,000,000	957,566
5.000%, 07/17/33	1,200,000	1,198,002
3.700%, 02/02/42	1,000,000	798,539
		5,004,242
Poland — 1.6%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,300,000	1,323,419
Republic of Poland Government International Bond
5.500%, 04/04/53	2,650,000	2,463,521
5.125%, 09/18/34	200,000	201,042
		3,987,982
Qatar — 0.4%
Qatar Government International Bond 3.750%, 04/16/30	1,000,000	977,327

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Romania — 3.6%
Romanian Government International Bond
7.125%, 01/17/33	$400,000	$425,121
6.625%, 05/16/36	1,200,000	1,225,836
5.875%, 01/30/29	1,500,000	1,525,013
5.750%, 09/16/30	2,100,000	2,122,828
5.750%, 03/24/35	800,000	774,336
5.250%, 11/25/27	200,000	200,878
4.000%, 02/14/51	1,300,000	882,452
3.625%, 03/27/32	1,000,000	903,174
3.000%, 02/14/31	1,500,000	1,349,321
		9,408,959
Saudi Arabia — 1.6%
Saudi Government International Bond MTN
5.750%, 01/16/54	3,000,000	2,892,487
4.500%, 04/17/30	600,000	596,463
2.250%, 02/02/33	1,000,000	851,113
		4,340,063
Senegal — 0.2%
Senegal Government International Bond 6.250%, 05/23/33	800,000	417,988
Serbia — 0.9%
Serbia International Bond 6.500%, 09/26/33	2,100,000	2,225,038
South Africa — 3.0%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	1,000,319
7.100%, 11/19/36	1,900,000	2,029,945
5.875%, 04/20/32	2,200,000	2,265,827
4.850%, 09/27/27	400,000	401,435
4.850%, 09/30/29	1,200,000	1,200,825
4.300%, 10/12/28	600,000	593,932
		7,492,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.6%
Sri Lanka Government International Bond
4.000%, 04/15/28	$424,000	$406,805
3.600%, 5.100%, 12/15/27, 06/15/35(A)	100,000	79,623
3.600%, 3.850%, 11/15/27, 05/15/36(A)	200,000	193,466
3.600%, 3.850%, 08/15/27, 02/15/38(A)	100,000	97,300
3.350%, 3.600%, 09/15/27, 03/15/33(A)	700,000	644,286
3.100%, 3.350%, 07/15/27, 01/15/30(A)	400,000	393,270
		1,814,750
Trinidad & Tobago — 0.3%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	800,000	820,000
Turkey — 2.8%
Turkiye Government International Bond
7.125%, 07/17/32	200,000	203,567
6.950%, 09/16/35	2,300,000	2,279,022
6.500%, 01/03/35	400,000	386,922
6.125%, 10/24/28	2,800,000	2,827,902
5.875%, 06/26/31	200,000	194,820
5.750%, 05/11/47	1,600,000	1,257,779
		7,150,012
Ukraine — 1.6%
Ukraine Government International Bond
17.273%, 3.000%, 02/01/27, 02/01/30(A)	200,000	140,220
12.907%, 3.000%, 02/01/27, 02/01/34(A)	1,300,000	691,148
9.172%, 3.000%, 02/01/27, 02/01/35(A)	1,000,000	576,733
6.969%, 3.000%, 02/01/27, 02/01/36(A)	900,000	517,419
4.500%, 6.000%, 02/01/27, 02/01/34(A)	850,001	581,788
4.500%, 6.000%, 02/01/27, 02/01/35(A)	2,000,000	1,348,240
4.500%, 6.000%, 02/01/27, 02/01/36(A)	500,000	331,745
		4,187,293
United Arab Emirates — 1.2%
Abu Dhabi Government International Bond 5.500%, 04/30/54	1,300,000	1,279,664
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	800,000	809,429
3.625%, 10/02/28	1,000,000	985,013
		3,074,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Uruguay — 0.5%
Uruguay Government International Bond
5.100%, 06/18/50	$800,000	$740,800
4.375%, 01/23/31	400,000	402,152
		1,142,952
Zambia — 0.3%
Zambia Government International Bond 0.500%, 12/31/53	1,000,000	792,689
TOTAL SOVEREIGN DEBT (Cost $176,949,335)		182,838,185

CORPORATE OBLIGATIONS — 21.8%
Brazil — 0.5%
Financials — 0.5%
B3 - Brasil Bolsa Balcao 4.125%, 09/20/31	1,500,000	1,402,500
Chile — 6.4%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,500,000	1,364,804
Energy — 1.1%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,100,000	1,146,810
5.250%, 11/06/29	1,586,000	1,596,714
		2,743,524
Materials — 3.6%
Corp Nacional del Cobre de Chile
6.780%, 01/13/55	1,600,000	1,684,400
5.950%, 01/08/34	3,700,000	3,823,036
5.529%, 01/30/37	2,000,000	1,978,600
3.000%, 09/30/29	1,700,000	1,607,238
		9,093,274
Utilities — 1.2%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,322,000	2,391,312
Colbun 5.375%, 09/11/35	900,000	886,965
		3,278,277
		16,479,879

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
China — 0.1%
Consumer Discretionary — 0.1%
Prosus 4.987%, 01/19/52	$200,000	$160,056
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,500,000	1,127,567
Hungary — 0.1%
Utilities — 0.1%
MVM Energetika Zrt 6.500%, 03/13/31	300,000	313,837
Indonesia — 0.2%
Materials — 0.2%
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	400,000	415,526
Kazakhstan — 0.4%
Energy — 0.4%
KazMunayGas National JSC 6.375%, 10/24/48	1,100,000	1,107,460
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital
5.848%, 04/03/55	700,000	733,815
5.340%, 04/03/35	400,000	412,737
Petronas Capital MTN
4.550%, 04/21/50	1,400,000	1,232,111
3.500%, 04/21/30	1,300,000	1,255,524
2.480%, 01/28/32	200,000	179,287
		3,813,474
Mexico — 5.2%
Communication Services — 0.2%
America Movil 4.700%, 07/21/32	500,000	493,839
Consumer Staples — 0.8%
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,493,110
6.050%, 01/15/29	400,000	411,208
		1,904,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 3.1%
Petroleos Mexicanos
10.000%, 02/07/33	$1,600,000	$1,879,200
7.690%, 01/23/50	500,000	457,522
6.840%, 01/23/30	2,300,000	2,363,834
6.500%, 03/13/27	1,500,000	1,511,775
5.950%, 01/28/31	1,600,000	1,577,456
Petroleos Mexicanos MTN 8.750%, 06/02/29	200,000	214,975
		8,004,762
Financials — 0.1%
Banco Nacional de Comercio Exterior SNC 2.720%, H15T5Y + 2.000%, 08/11/31(D)	300,000	297,865
Materials — 0.4%
Cemex 5.200%, 09/17/30	1,000,000	997,742
Utilities — 0.6%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	1,485,761	1,511,465
		13,209,991
Peru — 1.2%
Energy — 0.4%
Petroleos del Peru 5.625%, 06/19/47	800,000	584,392
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	600,000	626,372
Transportadora de Gas del Peru 4.250%, 04/30/28	80,000	79,557
		1,290,321
Financials — 0.6%
Scotiabank Peru SAA 6.100%, H15T1Y + 2.309%, 10/01/35(D)	1,500,000	1,530,000
Utilities — 0.2%
Kallpa Generacion 5.500%, 09/11/35	500,000	493,250
		3,313,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Poland — 0.7%
Energy — 0.7%
ORLEN 6.000%, 01/30/35	$1,700,000	$1,761,439
Saudi Arabia — 1.1%
Energy — 1.1%
EIG Pearl Holdings SARL
4.387%, 11/30/46	200,000	163,304
3.545%, 08/31/36	387,966	354,271
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,600,000	1,511,992
3.500%, 04/16/29	800,000	772,922
		2,802,489
South Africa — 1.8%
Utilities — 1.8%
Eskom Holdings MTN 6.350%, 08/10/28	4,500,000	4,588,795
South Korea — 0.4%
Information Technology — 0.4%
SK hynix 2.375%, 01/19/31	1,000,000	909,716
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	1,400,000	1,265,605
United Arab Emirates — 0.2%
Energy — 0.1%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	400,000	355,250
Industrials — 0.1%
DP World MTN 4.700%, 09/30/49	200,000	163,342
		518,592
United States — 1.0%
Financials — 0.4%
J&F LUXEMBOURG FINANCE SARL 8.000%, 04/23/33	1,000,000	985,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 0.6%
GCC 3.614%, 04/20/32	$1,800,000	$1,648,431
		2,633,550
TOTAL CORPORATE OBLIGATIONS (Cost $55,696,779)		55,824,047

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds 4.625%, 02/15/2055	2,000,000	1,885,938
U.S. Treasury Notes
4.250%, 01/31/2030	2,000,000	2,010,312
4.250%, 11/15/2034	1,000,000	991,289
3.625%, 08/31/2027	5,000,000	4,980,469
		7,982,070
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,875,793)		9,868,008

	Shares
EXCHANGE-TRADED FUND — 0.8%
Domestic Fixed Income — 0.8%
Global X 1-3 Month T-Bill ETF (E)	20,000	2,007,200
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,548)		2,007,200
TOTAL INVESTMENTS — 97.7% (Cost $244,531,455)		$250,537,440

Percentages are based on Net Assets of $256,477,777.

(A)	Step Bonds - represents the current rate, the step rate, the step date, and the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $789,248, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

(E)	Affiliated investment.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$182,838,185	$—	$182,838,185
Corporate Obligations	—	55,824,047	—	55,824,047
U.S. Treasury Obligations	—	9,868,008	—	9,868,008
Exchange-Traded Fund	2,007,200	—	—	2,007,200
Total Investments in Securities	$2,007,200	$248,530,240	$—	$250,537,440

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$2,008,200	$—	$—	$(1,000)	$—	$2,007,200	$37,260	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 93.3%
BRAZIL — 90.9%
Consumer Discretionary — 5.5%
Direcional Engenharia	72,200	$191,270
MercadoLibre *	87	147,521
Vibra Energia	19,400	114,102
Vivara Participacoes	28,300	122,192
		575,085
Consumer Staples — 2.4%
Raia Drogasil	67,306	248,695

Energy — 17.9%
Petroleo Brasileiro - Petrobras ADR	85,880	1,611,968
PRIO *	19,700	242,443
		1,854,411
Financials — 33.7%
B3 - Brasil Bolsa Balcao	121,100	395,032
Banco Bradesco ADR	141,926	495,322
Banco BTG Pactual	45,700	485,622
BR Advisory Partners Participacoes ADR	3,363	46,679
Itau Unibanco Holding ADR	139,713	1,100,938
NU Holdings, Cl A *	73,755	968,403
		3,491,996
Industrials — 6.7%
Embraer ADR	3,627	209,459
Localiza Rent a Car	18,000	149,531
WEG	38,600	336,535
		695,525
Information Technology — 1.0%
TOTVS	15,500	101,337

Materials — 12.7%
ERO Copper *	9,070	276,600
Suzano ADR	16,262	133,023
Vale ADR, Cl B	47,003	763,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Wheaton Precious Metals	1,064	$141,087
		1,314,509
Real Estate — 1.0%
Multiplan Empreendimentos Imobiliarios	17,200	101,298

Utilities — 10.0%
Axia Energia ADR	45,333	469,650
Cia Paranaense de Energia - Copel ADR	32,607	371,720
Equatorial	25,600	195,105
		1,036,475
TOTAL BRAZIL		9,419,331
UNITED STATES — 2.4%
Consumer Staples — 1.4%
JBS NV	11,826	142,617

Materials — 1.0%
Aura Minerals	1,313	101,456

TOTAL UNITED STATES		244,073
TOTAL COMMON STOCK (Cost $8,157,982)		9,663,404

PREFERRED STOCK — 4.6%
BRAZIL— 4.6%
Financials — 4.6%
Itausa (A)	187,751	479,566
TOTAL PREFERRED STOCK (Cost $342,785)		479,566
TOTAL INVESTMENTS — 97.9% (Cost $8,500,767)		$10,142,970

Percentages are based on Net Assets of $10,365,367.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Brazil Active ETF

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 98.6%
INDIA — 98.6%
Communication Services — 5.4%
Bharti Airtel	168,285	$3,239,929

Consumer Discretionary — 10.8%
Eicher Motors	16,272	1,229,307
Eternal *	468,406	1,235,507
FSN E-Commerce Ventures *	311,455	859,944
Maruti Suzuki India	8,389	1,159,183
Titan	46,302	1,986,063
		6,470,004
Consumer Staples — 5.8%
Avenue Supermarts *	35,023	1,494,745
United Spirits	149,636	2,000,397
		3,495,142
Energy — 9.4%
Bharat Petroleum	387,345	1,215,448
Reliance Industries GDR	78,277	4,375,684
		5,591,132
Financials — 31.0%
Axis Bank	250,556	3,393,320
Central Depository Services India	66,994	877,692
Federal Bank	416,981	1,268,281
Go Digit General Insurance *	343,391	1,104,273
HDFC Bank	588,030	4,608,608
ICICI Bank ADR	170,828	4,480,818
SBI Life Insurance	78,685	1,515,804
Shriram Finance	127,120	1,267,386
		18,516,182
Health Care — 4.3%
Apollo Hospitals Enterprise	30,079	2,588,852

Industrials — 10.5%
Adani Ports & Special Economic Zone	61,491	1,168,070
Hindustan Aeronautics	26,229	1,188,256
InterGlobe Aviation	26,171	1,213,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	63,192	$2,711,602
		6,281,436
Information Technology — 7.0%
Infosys ADR	186,856	2,363,729
Tata Consultancy Services	75,409	1,793,067
		4,156,796
Materials — 8.5%
Solar Industries India	3,704	711,441
Steel Authority of India	880,440	1,894,058
UltraTech Cement	20,249	2,447,358
		5,052,857
Real Estate — 2.4%
Prestige Estates Projects	101,269	1,459,553

Utilities — 3.5%
NTPC	516,303	2,102,712

TOTAL INDIA		58,954,595
TOTAL COMMON STOCK (Cost $63,856,205)		58,954,595
TOTAL INVESTMENTS — 98.6% (Cost $63,856,205)		$58,954,595

Percentages are based on Net Assets of $59,768,108.

*	Non-income producing security.

As of May 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 84.4%
Australia — 0.5%
Materials — 0.5%
BHP Billiton Finance USA 4.750%, 02/28/28	$840,000	$846,351
Bermuda — 0.8%
Financials — 0.8%
RenaissanceRe Holdings 5.800%, 04/01/35	1,400,000	1,439,929
Brazil — 0.8%
Materials — 0.8%
Vale Overseas 6.400%, 06/28/54	1,400,000	1,430,562
Canada — 3.9%
Communication Services — 1.6%
Rogers Communications
5.000%, 02/15/29	1,400,000	1,411,506
3.200%, 03/15/27	1,400,000	1,387,673
		2,799,179
Energy — 0.6%
South Bow USA Infrastructure Holdings 5.026%, 10/01/29	1,120,000	1,127,413
Financials — 1.7%
Brookfield Asset Management 6.077%, 09/15/55	840,000	849,617
Fairfax Financial Holdings 3.375%, 03/03/31	2,240,000	2,094,801
		2,944,418
		6,871,010
France — 0.7%
Communication Services — 0.7%
Orange 9.000%, 03/01/31	980,000	1,151,472
United Kingdom — 1.2%
Health Care — 1.2%
AstraZeneca 6.450%, 09/15/37	1,820,000	2,032,112
United States — 76.5%
Communication Services — 7.1%
Alphabet 2.050%, 08/15/50	3,220,000	1,730,922

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Communication Services — continued
AT&T 6.000%, 04/30/56	$700,000	$686,305
Comcast 2.987%, 11/01/63	3,220,000	1,726,151
Meta Platforms
5.750%, 11/15/65	1,400,000	1,282,911
4.875%, 11/15/35	1,120,000	1,094,309
4.600%, 11/15/32	2,520,000	2,488,858
Netflix 5.875%, 11/15/28	700,000	725,304
Omnicom Group 5.300%, 06/02/36	980,000	951,916
Verizon Communications 2.650%, 11/20/40	2,800,000	1,999,072
		12,685,748
Consumer Discretionary — 7.8%
Amazon.com
4.250%, 08/22/57	840,000	660,280
2.875%, 05/12/41	1,400,000	1,042,320
American Honda Finance MTN 5.150%, 07/09/32	2,100,000	2,114,919
Block Financial 2.500%, 07/15/28	1,680,000	1,603,496
Ford Motor 6.100%, 08/19/32	1,120,000	1,149,361
General Motors Financial 4.750%, 04/06/29	1,680,000	1,684,120
Las Vegas Sands 6.200%, 08/15/34	1,400,000	1,448,015
McDonald’s 5.450%, 08/14/53	840,000	802,462
McDonald’s MTN 6.300%, 10/15/37	1,120,000	1,218,430
Toyota Motor Credit MTN 4.650%, 09/03/32	1,680,000	1,669,787
		13,393,190
Consumer Staples — 0.9%
Altria Group 3.400%, 02/04/41	2,100,000	1,601,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 5.2%
BP Capital Markets America 3.060%, 06/17/41	$1,400,000	$1,060,595
EOG Resources
5.950%, 07/15/55	560,000	574,222
5.350%, 01/15/36	420,000	426,774
4.400%, 01/15/31	560,000	554,108
MPLX
6.200%, 09/15/55	1,400,000	1,407,524
4.950%, 09/01/32	1,120,000	1,116,477
ONEOK 4.950%, 10/15/32	700,000	697,648
Targa Resources
6.050%, 05/15/56	1,120,000	1,111,955
4.350%, 01/15/29	840,000	836,692
Williams 6.300%, 04/15/40	1,400,000	1,487,842
		9,273,837
Financials — 27.5%
American Express 4.050%, 12/03/42	1,260,000	1,060,832
Aon North America 5.750%, 03/01/54	980,000	958,934
Berkshire Hathaway Finance 2.500%, 01/15/51	1,680,000	995,121
Citigroup
5.316%, SOFR + 4.548%, 03/26/41(A)	1,540,000	1,512,500
2.976%, SOFR + 1.422%, 11/05/30(A)	2,800,000	2,649,520
CNO Financial Group 6.450%, 06/15/34	980,000	1,022,695
Enact Holdings 6.250%, 05/28/29	1,400,000	1,445,771
First Citizens BancShares 4.869%, SOFR + 1.487%, 03/03/32(A)	980,000	952,144
FNB 5.722%, SOFRINDX + 1.930%, 12/11/30(A)	840,000	846,274
Global Payments 5.200%, 11/15/32	3,360,000	3,297,890
Globe Life 4.550%, 09/15/28	560,000	560,002
Goldman Sachs Group 2.650%, SOFR + 1.264%, 10/21/32(A)	4,900,000	4,361,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
JPMorgan Chase 2.525%, TSFR3M + 1.510%, 11/19/41(A)	$2,520,000	$1,788,683
KeyCorp 5.305%, SOFR + 1.367%, 01/28/37(A)	1,120,000	1,103,813
KeyCorp MTN 4.789%, SOFRINDX + 2.060%, 06/01/33(A)	980,000	960,455
M&T Bank 7.413%, SOFR + 2.800%, 10/30/29(A)	980,000	1,040,854
Moody’s 4.250%, 08/08/32	3,080,000	2,999,802
Morgan Stanley
6.407%, SOFR + 1.830%, 11/01/29(A)	2,800,000	2,911,454
6.342%, SOFR + 2.560%, 10/18/33(A)	3,780,000	4,046,990
5.900%, SOFR + 1.782%, 03/13/47(A)	1,120,000	1,136,650
Morgan Stanley MTN 3.971%, 07/22/38(A)	1,820,000	1,603,197
MSCI 5.250%, 09/01/35	2,800,000	2,758,663
PNC Financial Services Group
5.575%, SOFR + 1.394%, 01/29/36(A)	3,500,000	3,588,414
5.492%, SOFR + 1.198%, 05/14/30(A)	2,380,000	2,439,850
Truist Financial MTN 7.161%, SOFR + 2.446%, 10/30/29(A)	2,380,000	2,517,600
		48,560,106
Health Care — 3.6%
Bristol-Myers Squibb 3.900%, 03/15/62	2,520,000	1,807,934
Gilead Sciences 2.600%, 10/01/40	4,620,000	3,364,089
Royalty Pharma 3.550%, 09/02/50	1,820,000	1,268,824
		6,440,847
Industrials — 3.0%
Regal Rexnord 6.050%, 04/15/28	3,080,000	3,149,193
Vertiv Holdings 5.950%, 03/15/66	2,100,000	2,072,882
		5,222,075
Information Technology — 9.8%
Accenture Capital 4.050%, 10/04/29	1,400,000	1,384,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Information Technology — continued
Broadcom
4.926%, 05/15/37(B)	$2,100,000	$2,040,511
4.900%, 07/15/32	2,380,000	2,393,907
Cadence Design Systems 4.300%, 09/10/29	1,400,000	1,391,475
Intel 5.300%, 05/15/36	1,540,000	1,538,050
KLA 4.950%, 07/15/52	2,100,000	1,907,035
Microsoft 2.675%, 06/01/60	3,080,000	1,727,898
Salesforce 4.900%, 09/15/31	3,080,000	3,081,690
Synopsys 5.700%, 04/01/55	1,400,000	1,364,897
		16,830,166
Real Estate — 3.2%
Camden Property Trust 4.900%, 02/28/36	980,000	955,206
Host Hotels & Resorts 5.700%, 06/15/32	1,400,000	1,435,980
VICI Properties 4.750%, 04/01/28	2,240,000	2,239,908
Welltower OP 3.850%, 06/15/32	1,120,000	1,066,828
		5,697,922
Utilities — 8.4%
AEP Texas 5.850%, 10/15/55	980,000	958,979
Ameren 5.375%, 03/15/35	1,120,000	1,134,617
Berkshire Hathaway Energy 2.850%, 05/15/51	2,800,000	1,715,538
CenterPoint Energy Houston Electric 4.450%, 10/01/32	1,400,000	1,375,929
Duke Energy Carolinas 4.250%, 12/15/41	1,400,000	1,217,765
Evergy Metro 5.125%, 08/15/35	1,400,000	1,391,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
NextEra Energy Capital Holdings
5.850%, 03/01/56	$840,000	$824,592
5.300%, 03/15/32	980,000	1,002,681
Oncor Electric Delivery 4.500%, 03/15/31(B)	840,000	833,491
Public Service Enterprise Group 5.200%, 04/01/29	980,000	996,818
Sempra 3.800%, 02/01/38	1,400,000	1,188,305
Union Electric 5.550%, 03/15/56	1,960,000	1,898,955
		14,539,476
		134,244,603
TOTAL CORPORATE OBLIGATIONS (Cost $148,907,832)		148,016,039

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds 4.625%, 11/15/2045	2,800,000	2,675,750
U.S. Treasury Notes
4.125%, 04/30/2033	6,000,000	5,943,750
3.875%, 04/30/2031	4,000,000	3,953,438
		9,897,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,568,819)		12,572,938

	Shares
EXCHANGE-TRADED FUNDS — 6.9%
Fixed Income — 6.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	150,000	4,510,500
Vanguard Intermediate-Term Corporate Bond ETF	10,000	828,500
Vanguard Long-Term Corporate Bond ETF	10,000	754,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — continued
Vanguard Short-Term Corporate Bond ETF	75,000	$5,939,250
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,050,949)		12,032,550
TOTAL INVESTMENTS — 98.5% (Cost $173,527,600)		$172,621,527

Percentages are based on Net Assets of $175,265,176.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $2,874,002, representing 1.7% of the Net Assets of the Fund.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$148,016,039	$—	$148,016,039
U.S. Treasury Obligations	—	12,572,938	—	12,572,938
Exchange-Traded Funds	12,032,550	—	—	12,032,550
Total Investments in Securities	$12,032,550	$160,588,977	$—	$172,621,527

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CJSC — Closed Joint-Stock Company
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
JSC — Joint-Stock Company
MTN — Medium Term Note
SOFR — Secured Overnight Financing Rate

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF		Global X Emerging Markets Bond ETF
Assets:
Cost of Investments	$34,344,388	$50,347,711		$242,521,907
Cost of Affiliated Investments	15,007,434	—		2,009,548
Cost of Repurchase Agreement	—	225,678		—
Cost (Proceeds) of Foreign Currency	40,469	57,343		—
Investments, at Value	$47,780,631	$65,689,987	*	$248,530,240
Affiliated Investments, at Value	14,096,293	—		2,007,200
Repurchase Agreement, at Value	—	225,678		—
Cash	1,527,221	1,030,997		2,542,401
Foreign Currency, at Value	40,469	62,268		—
Dividend, Interest, and Securities Lending Income Receivable	20,282	70,919		3,482,187
Reclaim Receivable	700	4,527		—
Total Assets	63,465,596	67,084,376		256,562,028
Liabilities:
Obligation to Return Securities Lending Collateral	—	225,678		—
Payable due to Investment Adviser	24,766	35,457		84,251
Unrealized Depreciation on Spot Contracts	4	2		—
Total Liabilities	24,770	261,137		84,251
Net Assets	$63,440,826	$66,823,239		$256,477,777
Net Assets Consist of:
Paid-in Capital	$55,762,093	$413,039,101		$260,675,489
Total Distributable Earnings (Accumulated Losses)	7,678,733	(346,215,862)		(4,197,712)
Net Assets	$63,440,826	$66,823,239		$256,477,777
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,420,587	1,769,074		10,750,000
Net Asset Value, Offering and Redemption Price Per Share	$44.66	$37.77		$23.86
*Includes Market Value of Securities on Loan	$—	$200,472		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Global X Brazil Active ETF	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF
Assets:
Cost of Investments	$8,500,767	$63,856,205	$173,527,600
Cost (Proceeds) of Foreign Currency	1,735	(4,092,691)	—
Investments, at Value	$10,142,970	$58,954,595	$172,621,527
Cash	152,267	5,020,587	1,088,123
Foreign Currency, at Value	1,734	—	—
Dividend, Interest, and Securities Lending Income Receivable	74,928	34,570	1,733,166
Reclaim Receivable	21	—	—
Receivable for Investment Securities Sold	—	4,092,691	14,799,813
Total Assets	10,371,920	68,102,443	190,242,629
Liabilities:
Payable due to Investment Adviser	6,553	35,259	20,697
Payable for Investment Securities Purchased	—	4,076,999	14,956,756
Overdraft of Foreign Currency	—	4,092,692	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	129,358	—
Custodian Fees Payable	—	27	—
Total Liabilities	6,553	8,334,335	14,977,453
Net Assets	$10,365,367	$59,768,108	$175,265,176
Net Assets Consist of:
Paid-in Capital	$8,344,346	$64,544,377	$177,140,477
Total Distributable Earnings (Accumulated Losses)	2,021,021	(4,776,269)	(1,875,301)
Net Assets	$10,365,367	$59,768,108	$175,265,176
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	340,000	2,250,000	7,000,000
Net Asset Value, Offering and Redemption Price Per Share	$30.49	$26.56	$25.04

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Investment Income:
Dividend Income	$351,460	$592,109	$24,465
Dividend Income, from Affiliated Investments	76,623	—	37,260
Interest Income	12,223	18,837	8,375,535
Security Lending Income, Net	—	683	—
Less: Foreign Taxes Withheld	(42,985)	(48,528)	—
Total Investment Income	397,321	563,101	8,437,260
Expenses:
Supervision and Administration Fees(1)	176,978	240,889	539,535
Custodian Fees(2)	687	1,329	4
Total Expenses	177,665	242,218	539,539
Net Investment Income	219,656	320,883	7,897,721
Net Realized Gain (Loss) on:
Investments(3)	5,186,286	13,743,888	3,367,994
Affiliated Investments	314,820	—	—
Foreign Currency Transactions	(2,870)	1,039	—
Foreign Capital Gains Tax	155	(41,969)	—
Capital Gain Distribution from Affiliated Investments	57,770	—	—
Payment from Adviser(4)	49,347	—	700
Net Realized Gain (Loss)	5,605,508	13,702,958	3,368,694
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,517,924	1,715,573	(5,189,805)
Affiliated Investments	(1,516,100)	—	(1,000)
Foreign Capital Gains Tax on Appreciated Securities	—	56,202	—
Foreign Currency Translations	188	4,224	—
Net Change in Unrealized Appreciation (Depreciation)	9,002,012	1,775,999	(5,190,805)
Net Realized and Unrealized Gain (Loss)	14,607,520	15,478,957	(1,822,111)
Net Increase in Net Assets Resulting from Operations	$14,827,176	$15,799,840	$6,075,610

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2026 (Unaudited)

	Global X Brazil Active ETF	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF
Investment Income:
Dividend Income	$273,947	$147,564	$45,670
Interest Income	1,759	22,673	4,446,386
Less: Foreign Taxes Withheld	(18,560)	(33,183)	(3,710)
Total Investment Income	257,146	137,054	4,488,346
Expenses:
Supervision and Administration Fees(1)	37,955	208,238	128,187
Custodian Fees(2)	44	263	6,146
Total Expenses	37,999	208,501	134,333
Net Investment Income (Loss)	219,147	(71,447)	4,354,013
Net Realized Gain (Loss) on:
Investments(3)	737,980	733,077	(1,173,886)
Foreign Currency Transactions	(11,509)	(73,780)	1
Foreign Capital Gains Tax	—	(40,694)	—
Net Realized Gain (Loss)	726,471	618,603	(1,173,885)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	113,997	(8,040,967)	(2,795,045)
Foreign Capital Gains Tax on Appreciated Securities	—	689,422	—
Foreign Currency Translations	1,154	15,952	—
Net Change in Unrealized Appreciation (Depreciation)	115,151	(7,335,593)	(2,795,045)
Net Realized and Unrealized Gain (Loss)	841,622	(6,716,990)	(3,968,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,060,769	$(6,788,437)	$385,083

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex- China ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$219,656	$176,585
Net Realized Gain (Loss)	5,605,508	2,926,429
Net Change in Unrealized Appreciation (Depreciation)	9,002,012	647,168
Net Increase in Net Assets Resulting from Operations	14,827,176	3,750,182
Distributions:	(185,325)	(182,950)
Return of Capital:	—	(6,686)
Capital Share Transactions:
Issued	36,886,304	14,069,047
Redeemed	(11,803,250)	(18,963,409)
Increase (Decrease) in Net Assets from Capital Share Transactions	25,083,054	(4,894,362)
Total Increase (Decrease) in Net Assets	39,724,905	(1,333,816)
Net Assets:
Beginning of Year/Period	23,715,921	25,049,737
End of Year/Period	$63,440,826	$23,715,921
Share Transactions:
Issued	1,020,000	490,000
Redeemed	(320,000)	(690,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	700,000	(200,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$320,883	$674,926
Net Realized Gain (Loss)	13,702,958	8,965,628
Net Change in Unrealized Appreciation (Depreciation)	1,775,999	4,429,526
Net Increase in Net Assets Resulting from Operations	15,799,840	14,070,080
Distributions:	(332,791)	(861,717)
Return of Capital:	—	(198,905)
Capital Share Transactions:
Issued	(10,561)	41,201
Redeemed	(25,384,651)	(49,341,660)
Decrease in Net Assets from Capital Share Transactions	(25,395,212)	(49,300,459)
Total Decrease in Net Assets	(9,928,163)	(36,291,001)
Net Assets:
Beginning of Year/Period	76,751,402	113,042,403
End of Year/Period	$66,823,239	$76,751,402
Share Transactions:
Redeemed	(760,000)	(1,775,512)
Net Decrease in Shares Outstanding from Share Transactions	(760,000)	(1,775,512)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X Brazil Active ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income	$7,897,721	$13,057,460	$219,147	$184,443
Net Realized Gain (Loss)	3,368,694	272,835	726,471	(401,830)
Net Change in Unrealized Appreciation (Depreciation)	(5,190,805)	9,453,774	115,151	2,009,158
Net Increase in Net Assets Resulting from Operations	6,075,610	22,784,069	1,060,769	1,791,771
Distributions:	(8,100,687)	(13,801,961)	(205,408)	(120,311)
Capital Share Transactions:
Issued	27,613,213	86,847,711	3,877,308	3,263,996
Redeemed	(53,838,079)	(12,564,586)	(2,343,575)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(26,224,866)	74,283,125	1,533,733	3,263,996
Total Increase (Decrease) in Net Assets	(28,249,943)	83,265,233	2,389,094	4,935,456
Net Assets:
Beginning of Year/Period	284,727,720	201,462,487	7,976,273	3,040,817
End of Year/Period	$256,477,777	$284,727,720	$10,365,367	$7,976,273
Share Transactions:
Issued	1,150,000	3,700,000	130,000	140,000
Redeemed	(2,250,000)	(550,000)	(70,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,100,000)	3,150,000	60,000	140,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X India Active ETF		Global X Investment Grade Corporate Bond ETF
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(1)
Operations:
Net Investment Income (Loss)	$(71,447)	$131,709	$4,354,013	$3,994,241
Net Realized Gain (Loss)	618,603	308,823	(1,173,885)	2,444,399
Net Change in Unrealized Appreciation (Depreciation)	(7,335,593)	1,461,373	(2,795,045)	1,888,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,788,437)	1,901,905	385,083	8,327,612
Distributions:	(598,427)	(882,655)	(6,969,623)	(3,351,800)
Capital Share Transactions:
Issued	17,029,508	26,519,114	3,834,167	219,988,235
Redeemed	(3,195,054)	—	(20,245,221)	(26,703,277)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,834,454	26,519,114	(16,411,054)	193,284,958
Total Increase (Decrease) in Net Assets	6,447,590	27,538,364	(22,995,594)	198,260,770
Net Assets:
Beginning of Year/Period	53,320,518	25,782,154	198,260,770	—
End of Year/Period	$59,768,108	$53,320,518	$175,265,176	$198,260,770
Share Transactions:
Issued	600,000	930,000	150,000	8,700,000
Redeemed	(120,000)	—	(800,000)	(1,050,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	480,000	930,000	(650,000)	7,650,000

(1)	The Fund commenced operations on June 16, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ex-China ETF(1)
2026 (Unaudited)§	32.91	0.17	11.78	11.95	(0.20)	—	—
2025	27.21	0.22	5.72	5.94	(0.23)	—	(0.01)
2024	25.07	0.28	2.12	2.40	(0.26)	—	—
2023 ^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023 ^^(4)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022 ^^(4)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
Global X Emerging Markets Great Consumer ETF(6)
2026 (Unaudited)§	30.35	0.16	7.39	7.55	(0.13)	—	—
2025	26.26	0.21	4.17	4.38	(0.24)	—	(0.05)
2024	24.76	0.30	1.54	1.84	(0.34)	—	—
2023 ^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023 ^^(7)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022 ^^(7)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
§	For the period ended May 31, 2026.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(5)	The ratio of Expenses to Average Net Assets excluding waivers was 2.05%, 1.52%, and 1.55% for the years ended April 30, 2023, April 30, 2022, and April 30, 2021, respectively.
(6)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(7)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(8)	The ratio of Expenses to Average Net Assets excluding waivers was 1.36%, 1.19%, and 1.20% for the years ended April 30, 2023, April 30, 2022, and April 30, 2021, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.20)	44.66	36.51	63,441	0.71	†(2)	0.88	†(3)	55.71
(0.24)	32.91	21.96	23,716	0.76	(2)	0.76	(3)	95.29
(0.26)	27.21	9.57	25,050	0.76		1.01		83.82
—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(5)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(5)	0.31		106.00

(0.13)	37.77	24.98	66,823	0.72	†	0.96	†	22.45
(0.29)	30.35	16.80	76,751	0.75		0.76		84.60
(0.34)	26.26	7.45	113,042	0.75	(2)	1.13	(3)	72.71
—	24.76	(1.46)	209,347	0.78	†(2)	0.89	†(3)	64.41
—	25.13	(9.36)	416,616	1.15	(8)	0.19		69.00
(2.74)	27.72	(31.34)	814,957	1.15	(8)	(0.24)		71.00

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2026 (Unaudited)§	24.03	0.68	(0.17)	0.51	(0.68)	—	—
2025	23.16	1.34	0.97	2.31	(1.44)	—	—
2024	21.59	1.31	1.52	2.83	(1.26)	—	—
2023	21.41	1.20	0.01	1.21	(1.03)	—	—
2022	25.73	0.93	(4.02)	(3.09)	(0.91)	(0.31)	(0.01)
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
Global X Brazil Active ETF
2026 (Unaudited)§	28.49	0.67	1.97	2.64	(0.64)	—	—
2025	21.72	0.90	6.60	7.50	(0.73)	—	—
2024	27.59	0.88	(5.85)	(4.97)	(0.83)	(0.07)	—
2023(3)	25.00	0.33	2.26	2.59	—	—	—
Global X India Active ETF
2026 (Unaudited)§	30.12	(0.04)	(3.19)	(3.23)	(0.10)	(0.23)	—
2025	30.69	0.10	0.38	0.48	(0.04)	(1.01)	—
2024	26.27	0.08	4.42	4.50	—	(0.08)	—
2023(4)	25.00	—	1.27	1.27	—	—	—
Global X Investment Grade Corporate Bond ETF
2026 (Unaudited)§	25.92	0.60	(0.54)	0.06	(0.59)	(0.35)	—
2025(5)	25.00	0.59	0.76	1.35	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on August 16, 2023.
(4)	The Fund commenced operations on August 17, 2023.
(5)	The Fund commenced operations on June 16, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.68)	23.86	2.17	256,478	0.39	†(1)	5.71	†(2)	17.75
(1.44)	24.03	10.44	284,728	0.39	(1)	5.81	(2)	27.99
(1.26)	23.16	13.47	201,462	0.39	(1)	5.80	(2)	35.35
(1.03)	21.59	5.80	126,290	0.39	(1)	5.58	(2)	35.97
(1.23)	21.41	(12.26)	98,476	0.39		4.10		51.59
(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51

(0.64)	30.49	9.52	10,365	0.75	†	4.33	†	18.38
(0.73)	28.49	35.80	7,976	0.75	(1)	3.80	(2)	36.44
(0.90)	21.72	(18.55)	3,041	0.75	(1)	3.46	(2)	55.91
—	27.59	10.36	3,311	0.75	†(1)	4.48	†(2)	13.88

(0.33)	26.56	(10.84)	59,768	0.75	†	(0.26	)†	16.79
(1.05)	30.12	1.72	53,321	0.75		0.35		20.36
(0.08)	30.69	17.16	25,782	0.76	(1)	0.28	(2)	53.06
—	26.27	5.08	8,407	0.76	†(1)	(0.03	)†(2)	23.87

(0.94)	25.04	0.21	175,265	0.15	†(1)	4.76	†(2)	226.96
(0.43)	25.92	5.42	198,261	0.15	†	5.02	†	141.39

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF, Global X India Active ETF and Global X Investment Grade Corporate Bond ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, and Global X Emerging Markets Bond ETF) has elected non-diversified status under the 1940 Act.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

1. ORGANIZATION (continued)

than one year after purchase. Class C Shares that were no longer subject to a deferred sales charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”)

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2026, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at May 31, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended May 31, 2026, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended May 31, 2026, the Global X India Active ETF has accrued foreign capital gains tax in the amount of $129,358 presented on the Statements of Assets and Liabilities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Emerging Markets ex-China ETF	10,000	$800	$800
Global X Emerging Markets Great Consumer ETF	10,000	1,200	1,200
Global X Emerging Markets Bond ETF	50,000	250	250
Global X Brazil Active ETF	10,000	250	250
Global X India Active ETF	10,000	500	500
Global X Investment Grade Corporate Bond ETF	50,000	250	250

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended May 31, 2026, the Adviser paid acquired fund fees and expenses for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Bond ETF of $49,347 and $700, respectively, and made such reimbursement payments to each Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Emerging Markets ex-China ETF	0.65%*
Global X Emerging Markets Great Consumer ETF	0.65%*

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X Emerging Markets Bond ETF	0.39%
Global X Brazil Active ETF	0.75%
Global X India Active ETF	0.75%
Global X Investment Grade Corporate Bond ETF	0.14%

* The Board of Trustees of the Trust voted to approve lower Management Fees for the Global X Emerging Markets ex-China ETF and the Global X Emerging Markets Great Consumer ETF of 0.65% effective April 1, 2026. Prior to that, each Fund was subject to a Management Fee of 0.75%.

Sub-Adviser – Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF:

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Hong Kong for management and operational services it provides to the Funds. Mirae Hong Kong, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective.

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Hong Kong. Any such payments by the Adviser to Mirae Hong Kong will be from the Adviser’s own resources.

The Adviser pays Mirae Hong Kong a sub-adviser management fee of 25% of the Supervision and Administration Fee of each Fund, on assets managed by Mirae Hong Kong, in return for providing management and operation services to the respective Fund.

Sub-Adviser - Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF:

The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA”), an affiliate of the Adviser, under which the Adviser pays Mirae USA for management and operational services it provides to the Funds. Mirae USA, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae USA. Any such payments by the Adviser to Mirae USA will be from the Adviser’s own resources.

The Adviser pays Mirae USA a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the respective Fund. The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Emerging Markets Bond ETF:

•	0.14% on assets for any day that average daily net assets are greater than or equal to $50 million.

•	0.00% on assets for any day that average daily net assets are less than $50 million.

The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Investment Grade Corporate Bond ETF:

•	0.07% of the Supervision and Administration Fee paid to the Adviser for the Global X Investment Grade Corporate Bond ETF for any day that average daily net assets are greater than or equal to $100 million.

•	0.00% on assets for any day that average daily net assets are less than $100 million.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ex-China ETF	$32,485,112	$26,529,939
Global X Emerging Markets Great Consumer ETF	14,648,757	27,494,099
Global X Emerging Markets Bond ETF	43,226,881	46,310,713
Global X Brazil Active ETF	2,213,961	1,821,951
Global X India Active ETF	19,987,179	9,303,108
Global X Investment Grade Corporate Bond ETF	354,589,522	363,396,541

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Emerging Markets ex-China ETF	$24,955,984	$6,442,749	$1,307,270
Global X Emerging Markets Great Consumer ETF	–	13,531,183	4,650,987
Global X Emerging Markets Bond ETF	27,118,458	52,573,879	3,397,641
Global X Brazil Active ETF	2,536,371	1,531,796	648,698
Global X India Active ETF	3,398,498	699,131	82,606
Global X Investment Grade Corporate Bond ETF	3,596,243	17,902,929	18,110

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended May 31, 2026, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales
Global X Emerging Markets Bond ETF	$4,983,203	$3,770,605
Global X Investment Grade Corporate Bond ETF	55,444,098	46,313,105

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or period ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ex-China ETF
2025	$182,950	$–	$6,686	$189,636
2024	248,101	–	–	248,101
Global X Emerging Markets Great Consumer ETF
2025	$861,717	$–	$198,905	$1,060,622
2024	2,297,470	–	–	2,297,470
Global X Emerging Markets Bond ETF
2025	$13,801,961	$–	$–	$13,801,961
2024	8,479,479	–	–	8,479,479
Global X Brazil Active ETF
2025	$120,311	$–	$–	$120,311
2024	116,138	–	–	116,138
Global X India Active ETF
2025	$855,810	$26,845	$–	$882,655
2024	27,040	–	–	27,040
Global X Investment Grade Corporate Bond ETF
2025	$3,351,800	$–	$–	$3,351,800

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF
Undistributed Ordinary Income	$–	$–	$1,213,038	$91,461
Capital Loss Carryforwards	(10,368,806)	(374,742,386)	(14,251,395)	(305,746)
Unrealized Appreciation on Investments and Foreign Currency	3,431,474	13,233,786	10,865,723	1,379,948
Other Temporary Differences	(25,786)	(174,311)	(1)	(3)
Total Distributable Earnings (Accumulated Losses)	$(6,963,118)	$(361,682,911)	$(2,172,635)	$1,165,660

	Global X India Active ETF	Global X Investment Grade Corporate Bond ETF
Undistributed Ordinary Income	$183,044	$2,839,328
Undistributed Long-Term Capital Gain	415,383	–
Unrealized Appreciation on Investments and Foreign Currency	2,012,166	1,869,912
Other Temporary Differences	2	(1)
Total Distributable Earnings	$2,610,595	$4,709,239

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2025 through November 30, 2025, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2026 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets ex-China ETF	$49,351,822	$14,871,460	$(2,346,358)	$12,525,102
Global X Emerging Markets Great Consumer ETF	50,573,389	20,191,823	(4,901,104)	15,290,719

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets Bond ETF	$244,531,455	$8,781,839	$(2,775,854)	$ 6,005,985
Global X Brazil Active ETF	8,500,767	1,797,377	(155,149)	1,642,228
Global X India Active ETF	63,856,205	1,792,902	(7,513,292)	(5,720,390)
Global X Investment Grade Corporate Bond ETF	173,527,600	167,762	(1,073,835)	(906,073)

6. CONCENTRATION OF RISKS

The Funds are actively managed and subject to risks that may adversely affect a Fund’s net asset value, trading price, yield, total return, and ability to meet its investment objective. The Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.

The Global X Emerging Markets Bond ETF and Global X Investment Grade Corporate Bond ETF are subject to risks related to investing in debt instruments. The Global X Emerging Markets Bond ETF invests in fixed and floating rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities in emerging markets which exposes the Fund to risks related to investing in emerging markets. The Global X Investment Grade Corporate Bond ETF invests in investment grade corporate bonds and may also invest in high yield securities, which may be more volatile than higher-rated securities of

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

similar maturity. The Fund may also invest in foreign issuers and may invest in derivative instruments, each of which expose the Fund to additional risks.

The Global X Investment Grade Corporate Bond ETF utilizes a quantitative model and deep neural network (together, the “Models”) to assist portfolio managers in security screening and analysis. The portfolio managers may buy and sell securities for the Fund at any time and the Fund’s portfolio may include securities of companies that no longer meet the investment criteria of the Models as the Models are updated over time. The Models may not perform as intended and may be limited in their effectiveness.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments.

Global X Emerging Markets Great Consumer ETF

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited the use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.

Chinese equities that utilize the VIE structure to list in the U.S. as American Depositary Receipts (“ADRs”) face the risk of regulatory action from U.S. authorities, including the risk of delisting. This will depend in part on whether U.S. regulatory authorities are satisfied with their access to mainland China and Hong Kong for the purpose of conducting inspections on the quality of audits for these companies. Although the U.S. and China reached an agreement in September 2022 to grant the U.S. access for such inspections, there is no guarantee that the agreement will be enforced or that U.S. regulatory authorities will continue to feel satisfied with their access. The Fund may be exposed to VIEs, as defined above.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADR and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending fees.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2026.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Emerging Markets Great Consumer ETF	$200,472	$200,472	$—	$—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

May 31, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Emerging Markets Great Consumer ETF
Repurchase Agreements	$225,678	$—	$—	$—	$225,678
Total	$225,678	$—	$—	$—	$225,678

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF had 900,587 shares outstanding with net assets of $22,663,555.

Notes to Financial Statements (Concluded)

May 31, 2026 (Unaudited)

9. MERGER (continued)

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF had 15,164,586 shares outstanding with net assets of $378,237,835.

The Global X Emerging Markets ETF was renamed the Global X Emerging Markets ex- China ETF, effective as of April 1, 2024.

10. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract and Sub-Advisory Contracts.

Not applicable.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets ex-China ETF and Global X Emerging Markets
Great Consumer ETF:

Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Sub-Adviser - Global X Emerging Markets Bond ETF and Global X Investment Grade
Corporate Bond ETF:
Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Floor
New York, NY 10036

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-1400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: August 6, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: August 6, 2026